Note 13 - Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Financial assets at fair value through other comprehensive income

13. Financial assets at fair value through other comprehensive income

13.1 Breakdown of the balance

The breakdown of the balance by the main financial instruments in the accompanying consolidated balance sheets is as follows:

Financial assets designated at fair value through other comprehensive income (Millions of Euros)
	Notes	2019	2018	2017
Equity instruments	7.1.2	2,420	2,595	4,488
Loss allowances		-	-	(1,264)
Subtotal		2,420	2,595	3,224
Debt securities	7.1.2	58,841	53,737	66,273
Loss allowances		(110)	(28)	(21)
Subtotal		58,731	53,709	66,251
Loans and advances to credit institutions	7.1.2	33	33	-
Total		61,183	56,337	69,476

13.2 Equity instruments

The breakdown of the balance under the heading "Equity instruments" of the accompanying consolidated financial statements as of December 31, 2019 and 2018 is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments. (Millions of Euros)
	2019				2018
	Amortized cost	Unrealizedgains	Unrealizedlosses	Fair value	Amortized cost	Unrealizedgains	Unrealizedlosses	Fair value
Equity instruments
Spanish companies shares	2,181	-	(507)	1,674	2,172	-	(210)	1,962
Foreign companies shares	136	87	(11)	213	90	43	(12)	121
The United States	30	47	-	78	20	17	-	37
Mexico	1	33	-	34	1	25	-	26
Turkey	3	2	-	5	3	-	(1)	2
Other countries	102	5	(11)	96	66	1	(11)	56
Subtotal equity instruments listed	2,317	87	(518)	1,886	2,262	43	(222)	2,083
Equity instruments
Spanish companies shares	5	1	-	5	6	1	-	7
Foreign companies shares	450	79	(1)	528	453	54	(1)	506
The United States	387	32	-	419	388	23	-	411
Turkey	5	4	-	9	6	4	-	10
Other countries	57	43	(1)	99	59	27	(1)	85
Subtotal unlisted equity instruments	454	80	(1)	533	459	55	(1)	513
Total	2,772	167	(519)	2,420	2,721	98	(223)	2,595

The breakdown of the balance under the heading "Equity instruments" of the accompanying consolidated financial statements as of December 31, 2017 is as follows:

Available-for-sale financial assets. Equity instruments. December 2017 (Millions of Euros)
	Amortized cost	Unrealizedgains	Unrealizedlosses	Fairvalue
Equity instruments listed
Spanish companies shares	2,189	-	(1)	2,188
Foreign companies shares	215	33	(7)	241
United States	11	-	-	11
Mexico	8	25	-	33
Turkey	4	1	-	5
Other countries	192	7	(7)	192
Subtotal equity instruments listed	2,404	33	(8)	2,429
Unlisted equity instruments
Spanish companies shares	33	29	-	62
Foreign companies shares	665	77	(8)	734
United States	498	40	(6)	532
Mexico	1	-	-	1
Turkey	15	6	(2)	19
Other countries	151	31	-	182
Subtotal unlisted equity instruments	698	106	(8)	796
Total	3,102	139	(16)	3,224

13.3 Debt securities

The breakdown of the balance under the heading “Debt securities” of the accompanying consolidated financial statements as of December 31, 2019 and 2018, broken down by issuers, is as follows:

Financial assets at fair value through other comprehensive income. (Millions of Euros)
	2019				2018
	Amortized cost	Unrealizedgains	Unrealizedlosses	Fairvalue	Amortized cost	Unrealizedgains	Unrealizedlosses	Fairvalue
Domestic debt securities
Government and other government agency debt securities	20,740	830	(20)	21,550	17,205	661	(9)	17,857
Credit institutions	959	65	-	1,024	793	63	-	855
Other issuers	907	40	-	947	804	37	(1)	841
Subtotal	22,607	935	(21)	23,521	18,802	761	(10)	19,553
Foreign debt securities
Mexico	7,790	22	(26)	7,786	6,299	6	(142)	6,163
Government and other government agency debt securities	6,869	18	(19)	6,868	5,286	4	(121)	5,169
Credit institutions	77	2	-	78	35	-	(1)	34
Other issuers	843	2	(6)	840	978	2	(20)	961
The United States	11,376	68	(51)	11,393	14,507	47	(217)	14,338
Government securities	8,570	42	(12)	8,599	11,227	37	(135)	11,130
Treasury and other government agencies	5,595	32	(2)	5,624	7,285	29	(56)	7,258
States and political subdivisions	2,975	10	(10)	2,975	3,942	8	(79)	3,872
Credit institutions	122	2	-	124	49	1	-	50
Other issuers	2,684	24	(39)	2,670	3,231	9	(82)	3,158
Turkey	3,752	38	(76)	3,713	4,164	20	(269)	3,916
Government and other government agency debt securities	3,752	38	(76)	3,713	4,007	20	(256)	3,771
Credit institutions	-	-	-	-	157	-	(13)	145
Other countries	11,870	554	(106)	12,318	9,551	319	(130)	9,740
Other foreign governments and other government agency debt securities	6,963	383	(78)	7,269	4,510	173	(82)	4,601
Central banks	1,005	9	(4)	1,010	987	2	(4)	986
Credit institutions	1,795	109	(12)	1,892	1,856	111	(20)	1,947
Other issuers	2,106	53	(12)	2,147	2,197	33	(25)	2,206
Subtotal	34,788	681	(259)	35,210	34,521	392	(758)	34,157
Total	57,395	1,617	(280)	58,731	53,323	1,153	(768)	53,709

The breakdown of the balance under the heading “Debt securities” of the accompanying consolidated financial statements as of December 31, 2017, broken down by issuers, is as follows:

Available-for-sale financial assets. December 2017 (Millions of Euros)
	Amortized cost	Unrealizedgains	Unrealizedlosses	Fairvalue
Domestic debt securities
Government and other government agency debt securities	22,765	791	(17)	23,539
Credit institutions	891	72	-	962
Other issuers	1,061	43	-	1,103
Subtotal Spanish debt securities	24,716	906	(17)	25,605
Foreign debt securities
Mexico	9,755	45	(142)	9,658
Government and other government agency debt securities	8,101	34	(120)	8,015
Credit institutions	212	1	(3)	209
Other issuers	1,442	10	(19)	1,434
The United States	12,479	36	(198)	12,317
Government securities	8,625	8	(133)	8,500
Treasury and other government agencies	3,052	-	(34)	3,018
States and political subdivisions	5,573	8	(99)	5,482
Credit institutions	56	1	-	57
Other issuers	3,798	26	(65)	3,759
Turkey	5,052	48	(115)	4,985
Government and other government agency debt securities	5,033	48	(114)	4,967
Credit institutions	19	-	(1)	19
Other countries	13,271	533	(117)	13,687
Other foreign governments and other government agency debt securities	6,774	325	(77)	7,022
Central banks	1,330	2	(1)	1,331
Credit institutions	2,535	139	(19)	2,654
Other issuers	2,632	66	(19)	2,679
Subtotal	40,557	661	(572)	40,647
Total	65,273	1,567	(589)	66,251

The credit ratings of the issuers of debt securities as of December 31, 2019, 2018, and 2017 are as follows:

Debt securities by rating
	2019		2018		2017
	Fair value(Millions of Euros)%		Fair value(Millions of Euros)%		Fair value(Millions of Euros)%
AAA	3,669	6.2%	531	1.0%	687	1.0%
AA+	7,279	12.4%	13,100	24.4%	10,738	16.2%
AA	317	0.5%	222	0.4%	507	0.8%
AA-	265	0.5%	409	0.8%	291	0.4%
A+	3,367	5.7%	632	1.2%	664	1.0%
A	12,895	22.0%	687	1.3%	683	1.0%
A-	10,947	18.6%	18,426	34.3%	1,330	2.0%
BBB+	9,946	16.9%	9,195	17.1%	35,175	53.1%
BBB	2,966	5.1%	4,607	8.6%	7,958	12.0%
BBB-	1,927	3.3%	1,003	1.9%	5,583	8.4%
BB+ or below	4,712	8.0%	4,453	8.3%	1,564	2.4%
Without rating	441	0.8%	445	0.8%	1,071	1.6%
Total	58,731	100.0%	53,709	100.0%	66,251	100.0%

13.4 Gains/losses

Changes in gains / losses

The changes in the gains/losses (net of taxes) in December 31, 2019 and 2018 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Changes in fair value of equity instruments designated at fair value through other comprehensive income” in the accompanying consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains / losses (Millions of euros)
		Debt securities		Equity instruments
	Notes	2019	2018	2019	2018
Balance at the beginning		943	1,557	(155)	84
Effect of changes in accounting policies (IFRS 9)		-	(58)	-	(40)
Valuation gains and losses		1,267	(640)	(238)	(174)
Amounts transferred to income		(119)	(137)
Income tax		(331)	221	(10)	(25)
Balance at the end	30	1,760	943	(403)	(155)

In 2019, the debt securities impaired recognized in the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss net gains by modification– Financial assets at fair value through other comprehensive income” in the accompanying consolidated income statement amounted to €83 million (see Note 47) as a result of the decrease in the rating of debt securities in BBVA Argentina during the last quarter of 2019.

In 2018, the debt securities impaired recognized in the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss net gains by modification– Financial assets at fair value through other comprehensive income” in the accompanying consolidated income statement amounted to €1 million (see Note 47).

During 2019 and 2018 there has been no significant impairment registered in equity instruments under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss net gains by modification- Financial assets at fair value through other comprehensive income” (see Note 47).